Other Intangible Assets - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2015	Sep. 26, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Amortization expense			$ 60	$ 61	$ 72
Impairment loss of intangible assets			16
Acquired Technologies [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment loss of intangible assets	$ 3	$ 7	$ 6